UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-5011

Name of Fund: CMA California Municipal Money Fund
              CMA Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA California
         Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/04

Date of reporting period: 04/01/03 - 03/31/04

Item 1 - Report to Stockholders

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                                        CMA California
                                        Municipal Money Fund

Annual Report
March 31, 2004

[LOGO] Merrill Lynch Investment Managers

CMA California Municipal Money Fund

Important Tax Information (unaudited)

All of the net investment income distributions paid by CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust during the taxable year ended March 31, 2004 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2       CMA CALIFORNIA MUNICIPAL MONEY FUND     MARCH 31, 2004

A Letter From the President

Dear Shareholder

Index returns during the most recent six-month and 12-month reporting periods indicate that fixed income markets -- both taxable and tax-exempt -- continued to reward those investors who were willing to accept greater risk. The high yield market, as measured by the Credit Suisse First Boston High Yield Index, provided a six-month return of +8.65% and a 12-month return of +22.86% as of March 31, 2004. By comparison, the Lehman Brothers Aggregate Bond Index returned +2.98% and +5.40% and the Lehman Brothers Municipal Bond Index returned +3.12% and +5.86% for the six-month and 12-month periods ended March 31, 2004, respectively.

As of March month-end, the Federal Reserve Board maintained its accommodative policy stance, pledging "patience" in raising interest rates. As a result, short-term interest rates remained at historic lows and kept the short end of the yield curve relatively flat, making it increasingly difficult to find attractive income opportunities. Market watchers continue to monitor the economic data and Federal Reserve Board language for indications of interest rate direction. Having said that, if the economy continues to grow at its recent pace, many believe it is just a matter of time before interest rates move upward.

Equity markets, in the meantime, continued to provide attractive returns. For the six-month and 12-month periods ended March 31, 2004, the Standard & Poor's 500 Index returned +14.08% and +35.12%, respectively. Much of the boost came from improving economic conditions throughout the past year. Significant fiscal and monetary stimulus, including the low interest rates and tax cuts, has opened the door to consumer spending, capital spending, increases in exports and long-awaited job growth. As expected, these positive developments have led the way to improvements in corporate earnings -- a positive for stock markets.

The events and efforts of the past year leave us with a much stronger economy today. With all of this in mind, we believe it is time for investors to consider what can go right in 2004. We encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Your financial advisor can help you develop a strategy designed to perform through all types of market and economic cycles.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                        Sincerely,


                                        /s/ Terry K. Glenn

                                        Terry K. Glenn
                                        President and Trustee


        CMA CALIFORNIA MUNICIPAL MONEY FUND     MARCH 31, 2004                 3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      We extended the Fund's average maturity based on our belief that short-term borrowing rates were likely to remain stable at least through the first quarter of 2004.

How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended March 31, 2004, CMA California Municipal Money Fund paid shareholders a net annualized yield of .49%.* As of March 31, 2004, the Fund's seven-day yield was .49%.

Our principal investment strategy was to maintain the Fund's average portfolio maturity at or above its peer group average. We implemented this strategy based on our belief that short-term borrowing rates would remain stable, at least through the first quarter of 2004. We believed that fixed-coupon securities such as municipal notes and puts, which have effective maturities up to 13 months, would outperform variable rate demand products during this period given the relative stability of short-term interest rates. This, in fact, was the case as the average yield on the one-year note, as measured by the Bond Buyer One-Year
Note Index, was 1.08% for the 12-month period ended March 31, 2004. The average seven-day variable rate yield, as measured by the BMA Municipal Swap Index, was 1.00% during the same period.

Our purchase of $460 million in California tax-exempt municipal notes and puts through December 2003 was the key driver in implementing our overall investment strategy. The purchases, which provided yields ranging from .92% to 1.58%, benefited Fund performance while also affording us excellent asset diversification and solid credit quality.

For its part, the Federal Reserve Board remained accommodative throughout the year. The last in a series of interest rate cuts came in June 2003, as the Federal Reserve Board looked to stimulate economic growth and ward off the potential for deflation. Although economic growth began to accelerate later in the year, concerns over weak job growth persisted in the market. Investors tried to anticipate when the Federal Reserve Board would restore interest rates to more neutral levels. The constant interest rate analysis translated into widespread volatility, which created opportunities in the fixed income markets.

Describe conditions in the State of California during the period.

It was a turbulent 12 months for California. The state's political situation was especially noteworthy. In October 2003, voters emphatically recalled Democratic Governor Gray Davis and replaced him with Republican Governor Arnold Schwarzenegger. Prior to that special election, the uncertainty over the vote temporarily paralyzed state budget negotiations. The stalemate led major rating agencies to downgrade California's credit rating to historically low levels.

Ongoing fiscal challenges forced the state to issue a record amount of short-term municipal debt over the past 12 months. This issuance, which included $11 billion worth of revenue anticipation warrants (RAWs) and $1.9 billion in revenue anticipation notes (RANs) -- both backed by financial institutions -- allowed the state to meet its financial obligations through June 2004. During the period, the Fund was an active buyer of the RAWs, which performed very well and provided yields ranging from 1.07% to 1.58%.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


4       CMA CALIFORNIA MUNICIPAL MONEY FUND     MARCH 31, 2004

During the final month of the period, California's short-term financial outlook brightened considerably. Voters approved $15 billion worth of bonds to finance the state's deficit and retire the outstanding RAWs and RANs once they come due in June. The approval also will provide legislators much-needed time to address California's continued budget imbalance.

What changes were made to the portfolio during the period?

As mentioned earlier, the primary change made during the 12-month period was our decision to reallocate a portion of the Fund's assets out of variable rate demand products and into fixed-coupon securities. The goal was to extend the portfolio's average maturity. Given that short-term interest rates were at historic lows and seemingly in a holding pattern, longer-dated fixed rate securities presented the more attractive investment opportunity in our view. Our expectations about the yield advantages of fixed rate notes were met, as indicated by the figures referenced earlier.

We accomplished this reallocation of assets primarily through the purchase of municipal notes and puts. During the period, we increased the Fund's weighting in notes and puts by 10%, bringing our allocation to 31% of net assets as of March 31, 2004. We decreased the Fund's weighting in variable rate securities by a similar percentage.

How would you characterize the portfolio's position at the close of the period?

We believe the Fund is well positioned for the current interest rate environment. We will continue to monitor the tone and actions of the Federal Reserve Board to determine the potential for an increase in short-term interest rates. We plan to maintain the current flexibility in the portfolio's structure and react as needed to any changes in market conditions.

One likely area of focus in the months ahead will be on our municipal note holdings. We plan to seek attractive opportunities to reinvest a significant portion of the Fund's note positions maturing before September 30, 2004. As a result of the successful passage of California's deficit-financing referendum, we expect a substantial reduction this year in the state's tax-exempt note issuance. The referendum will make it unnecessary for California to issue RAWs, which traditionally are used to bridge the state's short-term financing needs over a fiscal year-end. Nevertheless, we do expect California counties and municipalities to issue annual short-term financing notes in June, although the large reduction in state issuance is likely to place downward pressure on short-term note yields. As always, we will continue to monitor developments in the State of California and gauge their potential impact on Fund holdings.

Steven T. Lewis
Vice President and Portfolio Manager

April 8, 2004


        CMA CALIFORNIA MUNICIPAL MONEY FUND     MARCH 31, 2004                 5

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments                                           (in Thousands)

                       Face
                       Amount       Municipal Bonds                                                                          Value
====================================================================================================================================
California--94.2%
------------------------------------------------------------------------------------------------------------------------------------
                       $  6,495     ABN Amro Munitops Certificates Trust, California, GO, Refunding, VRDN,
                                    Series 2003-1, 1% due 2/01/2010 (a)(d)                                                $    6,495
                       -------------------------------------------------------------------------------------------------------------
                                    ABN Amro Munitops Certificates Trust, California, VRDN (a):
                         10,045            GO, Series 2003-9, 1.14% due 9/01/2011 (b)                                         10,045
                         16,912            Series 1998-17, 1.05% due 7/05/2006 (c)                                            16,912
                          5,000            Series 1998-25, 1.05% due 7/05/2006 (c)                                             5,000
                          5,373            Series 1999-7, 1.05% due 7/04/2007 (b)                                              5,373
                       -------------------------------------------------------------------------------------------------------------
                         10,000     Abag Finance Authority For Non-Profit Corporations, California, Lease
                                    Revenue Bonds, Pass-Thru Obligations, VRDN, AMT, Series A, 1.05%
                                    due 7/01/2008 (a)                                                                         10,000
                       -------------------------------------------------------------------------------------------------------------
                          9,995     Abag Finance Authority For Non-Profit Corporations, California, M/F Revenue
                                    Bonds (Southport Apartments), VRDN, Series A, 1.04% due 1/15/2036 (a)                      9,995
                       -------------------------------------------------------------------------------------------------------------
                         15,000     Auburn, California, Union School District, COP, Refunding, VRDN, 1.02%
                                    due 12/01/2032 (a)(e)                                                                     15,000
                       -------------------------------------------------------------------------------------------------------------
                         16,415     Bakersfield, California, Hospital Revenue Refunding Bonds, FLOATS,
                                    Series 788, 1.07% due 3/01/2019 (a)(b)                                                    16,415
                       -------------------------------------------------------------------------------------------------------------
                          3,000     California Community College Financing Authority, TRAN, Series A, 2%
                                    due 6/30/2004                                                                              3,007
                       -------------------------------------------------------------------------------------------------------------
                                    California Educational Facilities Authority Revenue Bonds, VRDN (a):
                         10,600            (Life Chiropractic College), 1.01% due 1/01/2025                                   10,600
                          1,445            (Pepperdine University), Series B, 0.99% due 11/01/2029                             1,445
                          6,200            (San Francisco Conservatory), 1% due 3/01/2025                                      6,200
                       -------------------------------------------------------------------------------------------------------------
                          6,800     California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series B, 1.16%
                                    due 8/01/2033 (a)(e)                                                                       6,800
                       -------------------------------------------------------------------------------------------------------------
                         62,300     California HFA, M/F Housing Revenue Bonds, VRDN, AMT, Series C, 1.16%
                                    due 2/01/2033 (a)                                                                         62,300
                       -------------------------------------------------------------------------------------------------------------
                                    California Health Facilities Financing Authority Revenue Bonds, FLOATS (a)(b):
                         20,793            Series 591, 1.07% due 3/01/2014                                                    20,793
                         26,855            Series 592, 1.07% due 3/01/2021                                                    26,855
                       -------------------------------------------------------------------------------------------------------------
                          2,500     California Infrastructure and Economic Development Bank Empowerment Revenue
                                    Bonds (Gold Coast Baking Company Project), VRDN, AMT, 1.15% due 4/01/2012 (a)              2,500
                       -------------------------------------------------------------------------------------------------------------
                                    California Infrastructure and Economic Development Bank, Revenue Refunding
                                    Bonds, VRDN (a):
                          4,100            (Guided Discoveries Inc. Project), 1% due 6/01/2032                                 4,100
                         31,700            (Independent System Operation Corporation Project), Series A, 1.01%
                                           due 4/01/2008 (b)                                                                  31,700
                         36,800            (Independent System Operation Corporation Project), Series C, 1%
                                           due 4/01/2009 (b)                                                                  36,800
                       -------------------------------------------------------------------------------------------------------------
                          5,600     California Pollution Control Financing Authority, Environmental Improvement
                                    Revenue Bonds (Atlantic Richfield Co. Project), VRDN, AMT, 1.03%
                                    due 12/01/2032 (a)                                                                         5,600
                       -------------------------------------------------------------------------------------------------------------
                                    California Pollution Control Financing Authority, PCR, Refunding (Pacific
                                    Gas and Electric), VRDN (a):
                        148,550            AMT, Series B, 1.11% due 11/01/2026                                               148,550
                          9,000            Series C, 1.11% due 11/01/2026                                                      9,000
                       -------------------------------------------------------------------------------------------------------------
                          5,500     California Pollution Control Financing Authority, Solid Waste Disposal
                                    Revenue Bonds (Waste Management Inc. Project), VRDN, AMT, Series A, 1.08%
                                    due 11/01/2038 (a)                                                                         5,500
                       -------------------------------------------------------------------------------------------------------------
                          4,000     California Pollution Control Financing Authority, Solid Waste Disposal
                                    Revenue Refunding Bonds (Waste Management Inc. Project), VRDN, AMT,
                                    Series A, 1.05% due 1/01/2022 (a)                                                          4,000
                       -------------------------------------------------------------------------------------------------------------
                         40,610     California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue
                                    Refunding Bonds, VRDN, AMT, 1.113% due 7/25/2004 (a)                                      40,610

Portfolio Abbreviations for CMA California Municipal Money Fund

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
CP        Commercial Paper
FLOATS    Floating Rate Securities
GAN       Grant Anticipation Notes
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
MERLOTS   Municipal Extendible Receipt
            Liquidity Option Tender Securities
MSTR      Municipal Securities Trust Receipts
PCR       Pollution Control Revenue Bonds
RAN       Revenue Anticipation Notes
RAW       Revenue Anticipation Warrants
ROCS      Reset Option Certificates
S/F       Single-Family
TRAN      Tax Revenue Anticipation Notes
VRDN      Variable Rate Demand Notes


6       CMA CALIFORNIA MUNICIPAL MONEY FUND     MARCH 31, 2004

Schedule of Investments (continued)                               (in Thousands)

                       Face
                       Amount       Municipal Bonds                                                                          Value
====================================================================================================================================
California (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                    California State Department of Water Resources, Power Supply Revenue Bonds,
                                    VRDN (a):
                       $ 20,000            Series C-4, 1.03% due 5/01/2022                                                $   20,000
                         26,800            Series C-14, 1.02% due 5/01/2022                                                   26,800
                       -------------------------------------------------------------------------------------------------------------
                          1,300     California State Economic Development Financing Authority, IDR (Harvel
                                    Plastics Inc. Project), VRDN, AMT, 1.15% due 3/01/2010 (a)                                 1,300
                       -------------------------------------------------------------------------------------------------------------
                                    California State, GO, MERLOTS (a):
                        100,240            Series A43, 1.48% due 6/02/2004                                                   100,240
                         35,051            Series A47, 1.58% due 6/02/2004                                                    35,051
                          9,955            Series B-45, 1.04% due 10/01/2029                                                   9,955
                       -------------------------------------------------------------------------------------------------------------
                                    California State, GO, MSTR, VRDN (a):
                          8,555            Series SGA-7, 1.04% due 9/01/2018 (e)                                               8,555
                          9,600            Series SGA-39, 1.04% due 6/01/2014 (b)                                              9,600
                          2,990            Series SGA-40, 1.04% due 6/01/2013 (c)                                              2,990
                          9,370            Series SGA-72, 1.04% due 6/01/2017 (c)                                              9,370
                       -------------------------------------------------------------------------------------------------------------
                                    California State, GO, Refunding (a):
                          9,115            MERLOTS, Series A-17, 1.04% due 2/01/2018 (d)                                       9,115
                          3,150            MERLOTS, Series A-47, 1.04% due 2/01/2011 (b)                                       3,150
                          2,100            MSTR, VRDN, Series SGA-136, 1.15% due 12/01/2030 (g)                                2,100
                       -------------------------------------------------------------------------------------------------------------
                        140,000     California State, RAW, Series A, 2% due 6/16/2004                                        140,247
                       -------------------------------------------------------------------------------------------------------------
                         25,000     California Statewide Communities Development Authority, COP, FLOATS,
                                    Refunding, Series 909, 1.07% due 8/15/2023 (a)(b)                                         25,000
                       -------------------------------------------------------------------------------------------------------------
                                    California Statewide Communities Development Authority, M/F Housing Revenue
                                    Bonds, VRDN, AMT (a):
                         10,000            (Canyon Creek Apartments), Series C, 1.04% due 6/15/2025 (f)                       10,000
                          6,420            (Hallmark Housing Apartments), Series ZZ, 1.04% due 12/15/2036 (f)                  6,420
                          6,700            (Hermosa Vista Apartments), Series XX, 1.04% due 5/15/2036 (f)                      6,700
                          4,200            (Kimberly Woods), Series B, 1.04% due 6/15/2025 (f)                                 4,200
                         13,205            (Knolls at Green Valley), Series FF, 1.04% due 7/15/2036 (f)                       13,205
                         15,100            (Oakmont Chino Hills), Series P, 1.04% due 6/01/2036                               15,100
                          3,285            (Olen Jones Senior Apartments), Series BB, 1.08% due 11/01/2034                     3,285
                          5,335            (Second Street Senior Apartments), Series TT, 1.04% due 12/15/2036 (f)              5,335
                          7,300            (Vineyard Creek LP), Series W, 1.04% due 12/01/2036                                 7,300
                       -------------------------------------------------------------------------------------------------------------
                                    California Statewide Communities Development Authority Revenue Bonds,
                                    VRDN (a):
                         11,400            (Kaiser Permanente), Series A, 1.14% due 10/01/2013                                11,400
                         17,000            (Kaiser Permanente), Series B, 1.14% due 11/01/2030                                17,000
                          8,300            Series L, 1.10% due 4/01/2038                                                       8,300
                         14,000            Series M, 1.10% due 4/01/2038                                                      14,000
                       -------------------------------------------------------------------------------------------------------------
                         55,900     California Statewide Communities Development Authority, TRAN (Riverside
                                    County Projects), Series A-3, 2% due 6/30/2004                                            56,034
                       -------------------------------------------------------------------------------------------------------------
                         20,000     Carlsbad, California, M/F Housing Revenue Bonds (The Greens Apartments),
                                    VRDN, AMT, Series A, 1.05% due 6/01/2046 (a)                                              20,000
                       -------------------------------------------------------------------------------------------------------------
                         12,764     Clipper Tax-Exempt Trust, California, COP, VRDN, AMT, Series 98-9, 1.12%
                                    due 6/01/2005 (a)                                                                         12,764
                       -------------------------------------------------------------------------------------------------------------
                         15,525     Contra Costa, California, Water District Revenue Bonds, MSTR, VRDN, Series
                                    SGA 24, 1.04% due 10/01/2019 (a)(b)                                                       15,525
                       -------------------------------------------------------------------------------------------------------------
                          7,165     Contra Costa, California, Water District Water Revenue Refunding Bonds,
                                    FLOATS, Series 850, 1.05% due 10/01/2019 (a)(e)                                            7,165
                       -------------------------------------------------------------------------------------------------------------
                         14,500     Contra Costa County, California, M/F Housing Revenue Bonds (Creekview
                                    Apartments), VRDN, AMT, Series B, 1.04% due 7/01/2036 (a)(h)                              14,500
                       -------------------------------------------------------------------------------------------------------------
                          5,800     Dublin, California, M/F Housing Authority Revenue Bonds (Park Sierra), VRDN,
                                    AMT, Series A, 1.07% due 6/01/2028 (a)                                                     5,800
                       -------------------------------------------------------------------------------------------------------------
                         21,000     Eagle Tax-Exempt Trust, California Infrastructure and Economic Development
                                    Bank Revenue Bonds, VRDN, Series 2003-0042, Class A, 1.05%
                                    due 7/01/2037 (a)(d)                                                                      21,000


        CMA CALIFORNIA MUNICIPAL MONEY FUND     MARCH 31, 2004                 7

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                               (in Thousands)

                       Face
                       Amount       Municipal Bonds                                                                          Value
====================================================================================================================================
California (continued)
------------------------------------------------------------------------------------------------------------------------------------
                       $ 18,320     Eagle Tax-Exempt Trust, California State Department of Water Resources,
                                    Power Supply Revenue Bonds, VRDN, Series 2002-6017, Class A, 1.05%
                                    due 5/01/2018 (a)(d)                                                                  $   18,320
                       -------------------------------------------------------------------------------------------------------------
                         29,700     Eagle Tax-Exempt Trust, California, VRDN, Series 2000-0501, Class A, 1.07%
                                    due 10/01/2028 (a)                                                                        29,700
                       -------------------------------------------------------------------------------------------------------------
                          4,800     Eagle Tax-Exempt Trust, Los Angeles, California, Unified School District,
                                    GO, VRDN, Series 2003-0043, Class A, 1.05% due 1/01/2028 (a)(b)                            4,800
                       -------------------------------------------------------------------------------------------------------------
                          2,545     East Bay, California, Municipal Utility District, Water System Revenue
                                    Refunding Bonds, ROCS, Series RR-II-R-2073, 1.05% due 6/01/2019 (a)(b)                     2,545
                       -------------------------------------------------------------------------------------------------------------
                          8,970     Fresno, California, Airport Revenue Bonds, MERLOTS, AMT, Series B2, 1.09%
                                    due 7/01/2030 (a)(e)                                                                       8,970
                       -------------------------------------------------------------------------------------------------------------
                          4,685     Fresno, California, Water System Revenue Refunding Bonds, MSTR, VRDN, Series
                                    SGA 76, 1.04% due 6/01/2024 (a)(c)                                                         4,685
                       -------------------------------------------------------------------------------------------------------------
                         20,000     Fresno County, California, TRAN, 2% due 6/30/2004 (e)                                     20,047
                       -------------------------------------------------------------------------------------------------------------
                         14,789     Glendale, California, Hospital Revenue Refunding Bonds, FLOATS, Series 590,
                                    1.07% due 3/01/2014 (a)(b)                                                                14,789
                       -------------------------------------------------------------------------------------------------------------
                          6,620     Highland, California, Redevelopment Agency, M/F Housing Revenue Bonds
                                    (Jeffrey Court Senior Apartments), VRDN, AMT, 1.03% due 3/01/2028 (a)                      6,620
                       -------------------------------------------------------------------------------------------------------------
                         19,430     Loma Linda, California, M/F Housing Revenue Refunding Bonds (Loma Linda
                                    Springs), VRDN, AMT, 1.05% due 12/15/2031 (a)(f)                                          19,430
                       -------------------------------------------------------------------------------------------------------------
                                    Los Angeles, California, Community Redevelopment Agency, M/F Housing Revenue
                                    Bonds, VRDN, AMT, Series A (a):
                         14,740            (Rowan Lofts Project), 1.04% due 12/01/2034                                        14,740
                         18,585            (Wilshire Station Apartments), 1.15% due 4/01/2004                                 18,585
                       -------------------------------------------------------------------------------------------------------------
                         47,000     Los Angeles, California, Convention and Exhibition Center Authority, Lease
                                    Revenue Refunding Bonds, Series D, VRDN, 0.97% due 6/16/2004 (a)(d)                       47,000
                       -------------------------------------------------------------------------------------------------------------
                          3,000     Los Angeles, California, Department of Airports, Airport Municipal Trust
                                    Revenue Bonds, FLOATS, Series SG 61, 1.06% due 5/15/2020 (a)(c)                            3,000
                       -------------------------------------------------------------------------------------------------------------
                          3,120     Los Angeles, California, Department of Water and Power, Waterworks Revenue
                                    Refunding Bonds, MERLOTS, Series A24, 1.04% due 7/01/2030 (a)(b)                           3,120
                       -------------------------------------------------------------------------------------------------------------
                          5,000     Los Angeles, California, Harbor Department Revenue Bonds, FLOATS, Series
                                    SG-59, 1.06% due 8/01/2026 (a)(b)                                                          5,000
                       -------------------------------------------------------------------------------------------------------------
                         28,000     Los Angeles, California, S/F Home Mortgage Revenue Bonds, 1.10% due 10/01/2004            28,000
                       -------------------------------------------------------------------------------------------------------------
                                    Los Angeles, California, Unified School District, GO, MERLOTS (a):
                         24,970            Series A-22, 1.04% due 7/01/2022 (e)                                               24,970
                          9,990            Series A-33, 1.04% due 7/01/2028 (c)                                                9,990
                          4,990            Series B-12, 1.04% due 1/01/2027 (b)                                                4,990
                       -------------------------------------------------------------------------------------------------------------
                                    Los Angeles, California, Unified School District, GO, TRAN:
                         25,000            Series A, 2% due 7/01/2004                                                         25,067
                         60,000            Series B, 1.50% due 7/01/2004                                                      60,085
                       -------------------------------------------------------------------------------------------------------------
                         16,000     Los Angeles, California, Wastewater System Revenue Refunding Bonds, VRDN,
                                    Sub-Series B, 1.15% due 12/09/2004 (a)(c)                                                 16,000
                       -------------------------------------------------------------------------------------------------------------
                          6,880     Los Angeles, California, Water and Power Revenue Refunding Bonds, ROCS,
                                    Series II-R-4510, 1.05% due 7/01/2021 (a)(b)                                               6,880
                       -------------------------------------------------------------------------------------------------------------
                         18,030     Los Angeles County, California, Capital Asset Leasing Corporation, Lease
                                    Revenue Tax-Exempt, CP, 0.94% due 6/03/2004                                               18,030
                       -------------------------------------------------------------------------------------------------------------
                         13,100     Los Angeles County, California, Housing Authority, M/F Housing Revenue Bonds
                                    (Park Sierra), VRDN, Series A, 1.05% due 9/01/2030 (a)                                    13,100
                       -------------------------------------------------------------------------------------------------------------
                                    Los Angeles County, California, Metropolitan Transportation Authority,
                                    Revenue Refunding Bonds, MSTR, VRDN (a)(e):
                         40,000            Series SGB 1, 1.05% due 7/01/2025                                                  40,000
                         40,850            Series SGB 2, 1.05% due 7/01/2021                                                  40,850
                       -------------------------------------------------------------------------------------------------------------
                          6,000     Los Angeles County, California, Metropolitan Transportation Authority, Sales
                                    Tax Revenue Bonds, FLOATS, Series SG-46, 1.04% due 7/01/2017 (a)(d)                        6,000
                       -------------------------------------------------------------------------------------------------------------
                         20,000     Milpitas, California, M/F Housing Revenue Bonds (Crossing at Montague),
                                    VRDN, AMT, Series A, 1.04% due 8/15/2033 (a)(f)                                           20,000


8       CMA CALIFORNIA MUNICIPAL MONEY FUND     MARCH 31, 2004

Schedule of Investments (continued)                               (in Thousands)

                       Face
                       Amount       Municipal Bonds                                                                          Value
====================================================================================================================================
California (concluded)
------------------------------------------------------------------------------------------------------------------------------------
                       $  7,435     Monrovia, California, Unified School District, GO, MSTR, VRDN, Series
                                    SGA 70, 1.04% due 8/01/2022 (a)(b)                                                    $    7,435
                       -------------------------------------------------------------------------------------------------------------
                         24,550     Municipal Securities Trust Certificates, California, GO, VRDN, Series
                                    2000-97, Class A, 1.04% due 9/01/2016 (a)(c)                                              24,550
                       -------------------------------------------------------------------------------------------------------------
                          6,010     National City, California, Community Development Commission, Tax Allocation
                                    Revenue Bonds (Redevelopment Project), VRDN, Series B, 1.10%
                                    due 8/01/2025 (a)(d)                                                                       6,010
                       -------------------------------------------------------------------------------------------------------------
                                    Newport Beach, California, Revenue Bonds (Hoag Memorial Presbyterian
                                    Hospital), VRDN (a):
                         12,500            Series A, 1.07% due 12/01/2029                                                     12,500
                         20,000            Series C, 1.07% due 12/01/2029                                                     20,000
                       -------------------------------------------------------------------------------------------------------------
                         27,165     Oakland, California, TRAN, 2% due 7/29/2004                                               27,256
                       -------------------------------------------------------------------------------------------------------------
                         14,200     Peninsula Corridor, California, Joint Powers Board Revenue Bonds, GAN,
                                    Series C, 1.45% due 9/03/2004                                                             14,219
                       -------------------------------------------------------------------------------------------------------------
                          6,405     Pittsburg, California, Redevelopment Agency, Tax Allocation Refunding Bonds,
                                    ROCS, Series RR-II-R-2070, 1.05% due 8/01/2020 (a)(b)                                      6,405
                       -------------------------------------------------------------------------------------------------------------
                         13,570     Port Oakland, California, Port Revenue Bonds, MSTR, VRDN, Series SG 112,
                                    1.08% due 11/01/2025 (a)(b)                                                               13,570
                       -------------------------------------------------------------------------------------------------------------
                         13,440     Port Oakland, California, Revenue Refunding Bonds, MERLOTS, AMT, Series
                                    B-36, 1.09% due 11/01/2021 (a)(c)                                                         13,440
                       -------------------------------------------------------------------------------------------------------------
                          9,700     Rescue, California, Union School District, COP, VRDN, 1.01%
                                    due 10/01/2025 (a)(e)                                                                      9,700
                       -------------------------------------------------------------------------------------------------------------
                          3,300     Riverside County, California, IDA, IDR (Universal Forest Products), VRDN,
                                    AMT, 1.11% due 8/01/2029 (a)                                                               3,300
                       -------------------------------------------------------------------------------------------------------------
                                    Sacramento, California, Housing Authority, M/F Housing Revenue Bonds, VRDN,
                                    AMT (a):
                         12,100            (Greenfair Apartments), Series G, 1.08% due 12/01/2030                             12,100
                         15,490            (Lofts at Natomas Apartments), Series F, 1.04% due 4/15/2036 (f)                   15,490
                       -------------------------------------------------------------------------------------------------------------
                          5,760     Sacramento, California, Municipal Utility District, Electric Revenue Bonds,
                                    MSTR, VRDN, Series SGB 4, 1.05% due 8/15/2021 (a)(d)                                       5,760
                       -------------------------------------------------------------------------------------------------------------
                         12,910     Sacramento, California, Municipal Utility District, Electric Revenue
                                    Refunding Bonds, FLOATS, Series 748, 1.05% due 8/15/2028 (a)(e)                           12,910
                       -------------------------------------------------------------------------------------------------------------
                          6,345     Sacramento County, California, COP, ROCS, Series II-R-5007, 1.05%
                                    due 12/01/2023 (a)(d)                                                                      6,345
                       -------------------------------------------------------------------------------------------------------------
                         10,000     San Diego, California, County and School District, RAN, Series B, 1.75%
                                    due 6/30/2004                                                                             10,020
                       -------------------------------------------------------------------------------------------------------------
                          7,000     San Diego, California, Sewer Revenue Bonds, FLOATS, Series SG 14, 1.04%
                                    due 5/15/2020 (a)(d)                                                                       7,000
                       -------------------------------------------------------------------------------------------------------------
                         22,134     San Diego, California, United Port District, CP, 1% due 6/01/2004                         22,134
                       -------------------------------------------------------------------------------------------------------------
                         29,260     San Diego County and School District Notes, California, RAN, Series A, 1.75%
                                    due 6/30/2004                                                                             29,312
                       -------------------------------------------------------------------------------------------------------------
                          6,500     San Diego County, California, COP (San Diego Jewish Academy), VRDN, 1.01%
                                    due 12/01/2028 (a)                                                                         6,500
                       -------------------------------------------------------------------------------------------------------------
                                    San Francisco, California, City and County Airport Commission, International
                                    Airport Revenue Bonds, MSTR, VRDN (a):
                          7,705            AMT, Series SGA-56, 1.07% due 5/01/2026 (b)                                         7,705
                         28,005            Series SG-115, 1.12% due 5/01/2020 (c)                                             28,005
                         16,555            Series SG-116, 1.12% due 5/01/2026 (b)                                             16,555
                       -------------------------------------------------------------------------------------------------------------
                         35,000     San Francisco, California, City and County Unified School District, GO,
                                    TRAN, 2% due 12/03/2004                                                                   35,200
                       -------------------------------------------------------------------------------------------------------------
                          5,595     San Joaquin County, California, COP, ROCS, Series II-R-2030, 1.05%
                                    due 4/01/2020 (a)(b)                                                                       5,595
                       -------------------------------------------------------------------------------------------------------------
                          2,680     San Jose, California, Airport Revenue Refunding Bonds, ROCS, Series
                                    II-R-2004, 1.05% due 3/01/2016 (a)(e)                                                      2,680
                       -------------------------------------------------------------------------------------------------------------
                                    San Jose, California, M/F Housing Revenue Bonds, VRDN (a):
                         12,000            (Carlton Homes), AMT, Series A, 1.05% due 10/15/2032                               12,000
                         26,400            (Siena Renaissance Square Apartments), 1.04% due 12/01/2029                        26,400
                       -------------------------------------------------------------------------------------------------------------
                          9,935     Santa Clara, California, Electric Revenue Refunding Bonds, MSTR, VRDN,
                                    Series SGA-75, 1.04% due 7/01/2027 (a)(d)                                                  9,935
                       -------------------------------------------------------------------------------------------------------------
                          3,230     Shafter, California, IDA, IDR (Building Materials Manufacturing Corporation
                                    Project), VRDN, AMT, 1.01% due 6/01/2029 (a)                                               3,230
                       -------------------------------------------------------------------------------------------------------------
                                    Simi Valley, California, M/F Housing Revenue Bonds, VRDN (a):
                         12,500            (Parker Ranch Project), AMT, Series A, 1.04% due 7/15/2036                         12,500
                         12,000            (Shadowridge Apartments), 1.04% due 9/01/2019                                      12,000
                       -------------------------------------------------------------------------------------------------------------
                          2,665     University of California Revenue Bonds, ROCS, Series II-R-3007, 1.05%
                                    due 9/01/2020 (a)(e)                                                                       2,665
                       -------------------------------------------------------------------------------------------------------------
                          8,600     Upland, California, Apartment Development Revenue Refunding Bonds (Mountain
                                    Springs--Issue A), VRDN, 1.01% due 11/15/2028 (a)(f)                                       8,600


        CMA CALIFORNIA MUNICIPAL MONEY FUND     MARCH 31, 2004                 9

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)                               (in Thousands)

                       Face
                       Amount       Municipal Bonds                                                                          Value
====================================================================================================================================
Puerto Rico--5.4%
------------------------------------------------------------------------------------------------------------------------------------
                       $  4,900     Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN,
                                    Series 2000-107, Class A, 1.02% due 5/19/2009 (a)(e)                                  $    4,900
                       -------------------------------------------------------------------------------------------------------------
                          4,000     Puerto Rico Commonwealth, FLOATS, Series PMD-8, 1.12% due 7/01/2026 (a)(b)                 4,000
                       -------------------------------------------------------------------------------------------------------------
                          3,450     Puerto Rico Commonwealth, Highway and Transportation Authority,
                                    Transportation Revenue Bonds, FLOATS, Series PMD-9, 1.12% due 7/01/2026 (a)(e)             3,450
                       -------------------------------------------------------------------------------------------------------------
                         16,000     Puerto Rico Commonwealth Revenue Bonds, FLOATS, Series 03-L39J, 1.08%
                                    due 7/30/2004 (a)                                                                         16,000
                       -------------------------------------------------------------------------------------------------------------
                         54,555     Puerto Rico Commonwealth, TRAN, 2% due 7/30/2004                                          54,734
                       -------------------------------------------------------------------------------------------------------------
                          8,635     Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN,
                                    Series SGA 44, 1.02% due 7/01/2023 (a)                                                     8,635
                       -------------------------------------------------------------------------------------------------------------
                                    Puerto Rico Government Development Bank, CP:
                         15,687            0.95% due 6/01/2004                                                                15,687
                         10,213            1% due 6/04/2004                                                                   10,213
                          7,700            0.97% due 6/07/2004                                                                 7,700
====================================================================================================================================
                                    Total Investments (Cost--$2,329,759*)--99.6%                                           2,329,759

                                    Other Assets Less Liabilities--0.4%                                                        9,141
                                                                                                                          ----------
                                    Net Assets--100.0%                                                                    $2,338,900
                                                                                                                          ==========

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2004.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d)   AMBAC Insured.
(e)   FSA Insured.
(f)   FNMA Collateralized.
(g)   XL Capital Insured.
(h)   FHLMC Collateralized.
*     Cost for Federal income tax purposes.

      See Notes to Financial Statements.


10      CMA CALIFORNIA MUNICIPAL MONEY FUND     MARCH 31, 2004

Statement of Assets and Liabilities

As of March 31, 2004
===============================================================================================================
Assets
---------------------------------------------------------------------------------------------------------------
                       Investments, at value (identified cost--$2,329,759,486)                  $ 2,329,759,486
                       Cash ...................................................                         172,728
                       Interest receivable ....................................                       9,680,342
                       Prepaid expenses and other assets ......................                          24,659
                                                                                                ---------------
                       Total assets ...........................................                   2,339,637,215
                                                                                                ---------------
===============================================================================================================
Liabilities
---------------------------------------------------------------------------------------------------------------
                       Payables:
                          Distributor .........................................    $ 471,547
                          Investment adviser ..................................      134,905
                          Other affiliates ....................................       43,187
                          Beneficial interest redeemed ........................        3,141            652,780
                                                                                   ---------
                       Accrued expenses .......................................                          84,621
                                                                                                ---------------
                       Total liabilities ......................................                         737,401
                                                                                                ---------------
===============================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------
                       Net assets .............................................                 $ 2,338,899,814
                                                                                                ===============
===============================================================================================================
Net Assets Consist of
---------------------------------------------------------------------------------------------------------------
                       Shares of beneficial interest, $.10 par value, unlimited
                        number of shares authorized ...........................                 $   233,950,294
                       Paid-in capital in excess of par .......................                   2,105,177,430
                       Accumulated realized capital losses--net ...............                        (227,910)
                                                                                                ---------------
                       Net Assets--Equivalent to $1.00 per share based on
                        2,339,502,939 shares of beneficial interest outstanding                 $ 2,338,899,814
                                                                                                ===============

      See Notes to Financial Statements.


        CMA CALIFORNIA MUNICIPAL MONEY FUND     MARCH 31, 2004                11

[LOGO] Merrill Lynch Investment Managers

Statement of Operations

For the Year Ended March 31, 2004
==================================================================================================================
Investment Income
------------------------------------------------------------------------------------------------------------------
                       Interest and amortization of premium and discount earned                   $     27,815,533
==================================================================================================================
Expenses
------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ...............................    $10,651,507
                       Distribution fees ......................................      3,232,703
                       Accounting services ....................................        381,644
                       Transfer agent fees ....................................        187,202
                       Custodian fees .........................................         72,984
                       Professional fees ......................................         72,057
                       Registration fees ......................................         51,546
                       Printing and shareholder reports .......................         50,196
                       Trustees' fees and expenses ............................         23,492
                       Pricing fees ...........................................         18,624
                       Other ..................................................         42,740
                                                                                   -----------
                       Total expenses .........................................                         14,784,695
                                                                                                  ----------------
                       Investment income--net .................................                         13,030,838
                                                                                                  ----------------
==================================================================================================================
Realized Loss on Investments--Net
------------------------------------------------------------------------------------------------------------------
                       Realized loss on investments--net ......................                             (4,247)
                                                                                                  ----------------
                       Net Increase in Net Assets Resulting from Operations ...                   $     13,026,591
                                                                                                  ================

      See Notes to Financial Statements.


12      CMA CALIFORNIA MUNICIPAL MONEY FUND     MARCH 31, 2004

Statements of Changes in Net Assets

                                                                                           For the Year Ended
                                                                                                March 31,
                                                                                 -------------------------------------
Increase (Decrease) in Net Assets:                                                      2004                 2003
======================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------
                       Investment income--net ...............................    $     13,030,838     $     22,521,346
                       Realized gain (loss) on investments--net .............              (4,247)              37,457
                                                                                 -------------------------------------
                       Net increase in net assets resulting from operations .          13,026,591           22,558,803
                                                                                 -------------------------------------
======================================================================================================================
Dividends to Shareholders
----------------------------------------------------------------------------------------------------------------------
                       Dividends to shareholders from investment income--net          (13,030,838)         (22,521,346)
                                                                                 -------------------------------------
======================================================================================================================
Beneficial Interest Transactions
----------------------------------------------------------------------------------------------------------------------
                       Net proceeds from sale of shares .....................       9,936,029,044        7,783,871,053
                       Value of shares issued to shareholders in reinvestment
                        of dividends ........................................          13,029,976           22,522,100
                                                                                 -------------------------------------
                                                                                    9,949,059,020        7,806,393,153
                       Cost of shares redeemed ..............................     (10,277,005,962)      (7,854,465,498)
                                                                                 -------------------------------------
                       Net decrease in net assets derived from beneficial
                        interest transactions ...............................        (327,946,942)         (48,072,345)
                                                                                 -------------------------------------
======================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------
                       Total decrease in net assets .........................        (327,951,189)         (48,034,888)
                       Beginning of year ....................................       2,666,851,003        2,714,885,891
                                                                                 -------------------------------------
                       End of year ..........................................    $  2,338,899,814     $  2,666,851,003
                                                                                 =====================================

      See Notes to Financial Statements


        CMA CALIFORNIA MUNICIPAL MONEY FUND     MARCH 31, 2004                13

[LOGO] Merrill Lynch Investment Managers

Financial Highlights

The following per share data and ratios have been derived
from information provided in the financial statements.                             For the Year Ended March 31,
                                                             ----------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                          2004           2003           2002           2001          2000
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                Net asset value, beginning of year .......   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                             ----------------------------------------------------------------------
                Investment income--net ...................           --+           .01            .02            .03            .03
                Realized gain (loss) on investments--net .           --++           --+            --+            --++           --+
                                                             ----------------------------------------------------------------------
                Total from investment operations .........           --+           .01            .02            .03            .03
                                                             ----------------------------------------------------------------------
                Less dividends from investment income--net           --++         (.01)          (.02)          (.03)          (.03)
                                                             ----------------------------------------------------------------------
                Net asset value, end of year .............   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                             ======================================================================
                Total investment return ..................          .49%           .85%          1.61%          3.02%          2.59%
                                                             ======================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                Expenses .................................          .57%           .57%           .57%           .58%           .58%
                                                             ======================================================================
                Investment income--net ...................          .50%           .85%          1.58%          2.98%          2.56%
                                                             ======================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                Net assets, end of year (in thousands) ...   $2,338,900     $2,666,851     $2,714,886     $2,429,174     $2,312,154
                                                             ======================================================================

+     Amount is less than $.01 per share.
++    Amount is less than $(.01) per share.

      See Notes to Financial Statements.


14      CMA CALIFORNIA MUNICIPAL MONEY FUND     MARCH 31, 2004

Notes to Financial Statements

1. Significant Accounting Policies:

CMA California Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax withheld and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses -- Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion, and .375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2004, the Fund reimbursed FAM $52,231 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


        CMA CALIFORNIA MUNICIPAL MONEY FUND     MARCH 31, 2004                15

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (concluded)

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended March 31, 2004 and March 31, 2003 was as follows:

--------------------------------------------------------------------------------
                                                  3/31/2004           3/31/2003
--------------------------------------------------------------------------------
Distributions paid from:
  Tax-exempt income ....................         $13,030,838         $22,521,346
                                                 -------------------------------
Total distributions ....................         $13,030,838         $22,521,346
                                                 ===============================

As of March 31, 2004, there were no significant differences between the book and tax components of net assets.

5. Capital Loss Carryforward:

At March 31, 2004, the Fund had a net capital loss carryforward of $118,826, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.


16      CMA CALIFORNIA MUNICIPAL MONEY FUND     MARCH 31, 2004

Independent Auditors' Report

To the Shareholders and Board of Trustees of CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust (the "Trust") as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 14, 2004


        CMA CALIFORNIA MUNICIPAL MONEY FUND     MARCH 31, 2004                17

[LOGO] Merrill Lynch Investment Managers

Officers and Trustees (unaudited)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held with    Time                                                           Overseen by     Held by
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K.    P.O. Box 9011  President    1999 to  President of the Merrill Lynch Investment Managers,   124 Funds       None
Glenn*      Princeton, NJ  and          present  L.P. ("MLIM")/Fund Asset Management, L.P. ("FAM")     160 Portfolios
            08543-9011     Trustee      and      --Advised Funds since 1999; Chairman (Americas
            Age: 63                     1997 to  Region) of MLIM from 2000 to 2002; Executive Vice present  President of MLIM and FAM (which terms as used
                                                 herein include their corporate predecessors) from
                                                 1983 to 2002; President of FAM Distributors, Inc.
                                                 ("FAMD") from 1986 to 2002 and Director thereof
                                                 from 1991 to 2002; Executive Vice President and
                                                 Director of Princeton Services, Inc. ("Princeton
                                                 Services") from 1993 to 2002; President of Princeton
                                                 Administrators, L.P. from 1989 to 2002; Director of
                                                 Financial Data Services, Inc. since 1985.
            ------------------------------------------------------------------------------------------------------------------------
            *  Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with MLIM, FAM, FAMD, Princeton Services and Princeton Administrators, L.P.
               The Trustee's term is unlimited. Trustees serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.

====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Ronald W.   P.O. Box 9095  Trustee      1988 to  Professor Emeritus of Finance, School of Business,    51 Funds        None
Forbes      Princeton, NJ               present  State University of New York at Albany since 2000     50 Portfolios
            08543-9095                           and Professor thereof from 1989 to 2000;
            Age: 63                              International Consultant at the Urban Institute from
                                                 1995 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A.  P.O. Box 9095  Trustee      1994 to  Professor, Harvard Business School since 1989.        51 Funds        Newell
Montgomery  Princeton, NJ               present                                                        50 Portfolios   Rubbermaid,
            08543-9095                                                                                                 Inc.
            Age: 51
------------------------------------------------------------------------------------------------------------------------------------
Kevin A.    P.O. Box 9095  Trustee      1992 to  Director Emeritus of The Boston University Center     51 Funds        None
Ryan        Princeton, NJ               present  for the Advancement of Ethics and Character from      50 Portfolios
            08543-9095                           1989 to 1999; Professor of Education at Boston
            Age: 71                              University from 1982 to 1999 and Professor Emeritus
                                                 thereof since 1999.
------------------------------------------------------------------------------------------------------------------------------------
Roscoe S.   P.O. Box 9095  Trustee      2000 to  President of Middle East Institute from 1995 to       51 Funds        None
Suddarth    Princeton, NJ               present  2001; Foreign Service Officer of United States        50 Portfolios
            08543-9095                           Foreign Service from 1961 to 1995 and Career
            Age: 68                              Minister thereof from 1989 to 1995; Deputy
                                                 Inspector General of U.S. Department of State from
                                                 1991 to 1994; U.S. Ambassador to the Hashemite
                                                 Kingdom of Jordan from 1987 to 1990.
------------------------------------------------------------------------------------------------------------------------------------
Richard R.  P.O. Box 9095  Trustee      1988 to  Professor of Finance, New York University,            51 Funds        Bowne & Co.,
West        Princeton, NJ               present  Leonard N. Stern School of Business Administration    50 Portfolios   Inc.; Vornado
            08543-9095                           from 1982 to 1994 and Dean Emeritus thereof                           Operating
            Age: 66                              since 1994.                                                           Company;
                                                                                                                       Vornado
                                                                                                                       Realty Trust
                                                                                                                       and
                                                                                                                       Alexander's,
                                                                                                                       Inc.


18      CMA CALIFORNIA MUNICIPAL MONEY FUND     MARCH 31, 2004

Officers and Trustees (unaudited) (concluded)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held with    Time                                                           Overseen by     Held by
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Edward D.   P.O. Box 9095  Trustee      2000 to  Self-employed financial consultant since 1994;        51 Funds        None
Zinbarg     Princeton, NJ               present  Executive Vice President of The Prudential            50 Portfolios
            08543-9095                           Insurance Company of America from 1988 to
            Age: 69                              1994; Former Director of Prudential Reinsurance
                                                 Company and former Trustee of The Prudential
                                                 Foundation.
            ------------------------------------------------------------------------------------------------------------------------
            *  The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund         Served*  Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1993 to  First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999;
Burke       Princeton, NJ  President    present  Senior Vice President and Treasurer of Princeton Services since 1999; Vice
            08543-9011     and          and      President of FAMD since 1999; Director of MLIM Taxation since 1990.
            Age: 43        Treasurer    1999 to
                                        present
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A.  P.O. Box 9011  Senior Vice  2002 to  Managing Director of MLIM since 2000; Director (Tax-Exempt Fund Management)
Jacob       Princeton, NJ  President    present  of MLIM from 1997 to 2000.
            08543-9011
            Age: 53
------------------------------------------------------------------------------------------------------------------------------------
John M.     P.O. Box 9011  Senior Vice  2002 to  Managing Director of MLIM since 2000; Director (Tax-Exempt Fund Management)
Loffredo    Princeton, NJ  President    present  of MLIM from 1998 to 2000.
            08543-9011
            Age: 40
------------------------------------------------------------------------------------------------------------------------------------
Steven T.   P.O. Box 9011  Vice         1996 to  Vice President of MLIM since 1998.
Lewis       Princeton, NJ  President    present
            08543-9011
            Age: 40
------------------------------------------------------------------------------------------------------------------------------------
Phillip S.  P.O. Box 9011  Secretary    2000 to  First Vice President of MLIM since 2001; Director (Legal Advisory) from 2000 to
Gillespie   Princeton, NJ               present  2001; Vice President from 1999 to 2000; Attorney associated with MLIM since 1998.
            08543-9011
            Age: 40
            ------------------------------------------------------------------------------------------------------------------------
            *  Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and Trust
Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210**

** For inquiries regarding your CMA account, call 800-CMA-INFO or 800-262-4636.

--------------------------------------------------------------------------------
Charles C. Reilly, Trustee of CMA California Municipal Money Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Reilly well in his retirement.
--------------------------------------------------------------------------------


        CMA CALIFORNIA MUNICIPAL MONEY FUND     MARCH 31, 2004                19

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

CMA California Municipal Money Fund
of CMA Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

                                                                  #11211 -- 3/04

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3) Edward D. Zinbarg.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending March 31, 2004 - $33,200
                                  Fiscal Year Ending March 31, 2003 - $35,164

         (b) Audit-Related Fees - Fiscal Year Ending March 31, 2004 - $0
                                  Fiscal Year Ending March 31, 2003 - $0

         (c) Tax Fees -           Fiscal Year Ending March 31, 2004 - $5,200
                                  Fiscal Year Ending March 31, 2003 - $4,800

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending March 31, 2004 - $0
                                  Fiscal Year Ending March 31, 2003 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2)  0%

         (f) Not Applicable

         (g) Fiscal Year Ending March 31, 2004 - $16,708,160
             Fiscal Year Ending March 31, 2003 - $17,378,427

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $541,640, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - See Item 2

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

      By: /s/ Terry K. Glenn
          ----------------------
          Terry K. Glenn,
          President of
          CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

      Date: May 21, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By: /s/ Terry K. Glenn
          ----------------------
          Terry K. Glenn,
          President of
          CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

      Date: May 21, 2004


      By: /s/ Donald C. Burke
          ----------------------
          Donald C. Burke,
          Chief Financial Officer of
          CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

      Date: May 21, 2004